Financing Expenses, Net (Schedule of Financing Income (Expenses), Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financing income (expenses), net [Abstract]
Interest income from bank deposits	$ 36,754	$ 12,108	$ 167
Amount reclassified to consolidated statements of profit & loss from capital reserve in respect of cash flow hedges	6	4,125	2,121
Net change in exchange rates	700	28,453	0
Net change in fair value of derivative financial instruments	0	0	443
Net change in the fair value of financial assets held for trade and available for sale	422	0	0
Other income	1,479	0	203
Financing income	39,361	44,686	2,934
Financing expenses
Interest expenses to banks and others	(52,306)	(47,542)	(51,924)
Amount reclassified to consolidated statements of profit & loss from capital reserve in respect of cash flow hedges	(1,563)	0	0
Impairment loss on debt securities at FVOCI	(642)	(732)	0
Net change in fair value of financial assets held for trade	0	(45)	0
Net change in exchange rates	0	0	(5,997)
Net change in fair value of derivative financial instruments	0	(291)	0
Early repayment fee (Note 15.B, Note 15.E)	0	0	(84,196)
Other expenses	(11,822)	(1,787)	(2,178)
Financing expenses	(66,333)	(50,397)	(144,295)
Net financing expenses	$ (26,972)	$ (5,711)	$ (141,361)